Terminal Facility	6 Months Ended
Jun. 30, 2020
Line of Credit Facility [Abstract]
Terminal Facility
5.	Terminal Facility
On March 29, 2019, Navigator Ethylene Terminals LLC, a wholly-owned subsidiary of the Company (the Marine Terminal Borrower”), entered into a Credit Agreement (the “Terminal Facility”) with ING Capital LLC and SG Americas Securities, LLC for a maximum principal amount of $75.0 million, to be used first for the payment of project costs relating to our Marine Export Terminal. The Terminal Facility is comprised of an initial construction loan, followed by a term loan with a final maturity occurring on the earlier of (i) five years from completion of the Marine Export Terminal and (ii)

December 31, 2025.
As of June 30, 2020, the Company had drawn down $7.5 million on this facility. Based on the existing committed throughput for the Marine Export Terminal approved by the lenders and subject to the satisfaction of certain conditions to the ability to borrow under the Terminal Facility, an additional $61.5 million is available to be drawn down under the Terminal Facility.